--------------------------------------------------------------------------------

NEW JERSEY
DAILY MUNICIPAL                             600 FIFTH AVENUE, NEW YORK, NY 10020
INCOME FUND, INC.                                                   212-830-5200

================================================================================






Dear Shareholder:


We are pleased to present the semi-annual report of New Jersey Daily Municipal Income Fund, Inc. for the period November 1, 1998 through April 30, 1999.

The Fund had net assets of $158,688,311 and 680 active shareholders as of April 30, 1999.

We thank you for your support and look forward to continuing to serve your cash management needs.

Sincerely,



\s\Steven W. Duff



Steven W. Duff
President







--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF INVESTMENTS
APRIL 30, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------   -------
Other Tax Exempt Investments (28.39%)
------------------------------------------------------------------------------------------------------------------------------------
 $   1,395,739  Borough of Allendale, Bergen County, NJ BAN (b)                 11/24/99    3.05%   $  1,397,107
     2,291,000  Borough of Closter, Bergen County, NJ BAN (b)                   08/20/99    3.60       2,291,659
     1,790,000  Borough of Metuchen, NJ BAN (b)                                 10/01/99    3.26       1,793,213
     1,823,095  Borough of Wanaque, NJ BAN (b)                                  02/25/00    2.96       1,824,528
     3,000,000  Essex County, NJ                                                03/31/00    3.11       3,009,253    MIG-1
     3,125,000  Essex County, NJ (b)
                Insured by AMBAC Indemnity Corp.                                08/01/99    3.58       3,132,680
     1,259,700  Hightstown, NJ BAN (b)                                          06/18/99    3.70       1,260,273
     3,000,000  Jersey City, NJ Refunding Notes                                 01/14/00    3.16       3,002,025              SP-1
     1,800,000  Northeast Monmouth County, NJ (b)                               07/22/99    3.60       1,800,380
     2,095,000  Township of Cranbury, NJ (b)                                    03/10/00    3.00       2,098,465
     1,164,000  Township of Edison, County of Middlesex, NJ BAN (b)             06/30/99    3.65       1,164,171
     3,700,000  Township of Evesham, NJ BAN (b)                                 08/30/99    3.11       3,704,131
     6,250,000  Township of Harrison, Hudson County, NJ BAN (b)                 05/28/99    3.61       6,250,206
     3,233,650  Township of Manalapan, NJ BAN (b)                               10/15/99    3.26       3,235,053
     5,807,000  Township of Montclair County, NJ BAN (b)                        03/10/00    2.95       5,809,376
     2,274,500  Township of West Deptford (b)                                   06/15/99    3.20       2,276,487
     1,000,000  Union County Ultilities Authority Solid Waste Facility
                (SLRB-Ogden Martin) (b)                                         06/01/99    3.79       1,000,498
 -------------                                                                                      ------------
    45,008,684  Total Other Tax Exempt Investments                                                    45,049,505
 -------------                                                                                      ------------
Other Variable Rate Demand Instruments (c) (62.91%)
------------------------------------------------------------------------------------------------------------------------------------
 $   4,900,000  Camden County, NJ Improvement Authority RB
                (Parkview Redevelopment Housing Project) - Series 1996
                LOC General Electric Capital Corporation                        07/01/26    4.00%   $  4,900,000              A1
     7,185,000  Clipper, NJ Housing and Mortgage
                Finance Agency Home Buyer RB - Series 1996                      10/01/21    3.96       7,185,000    MIG-1
     7,995,000  Hudson County, NJ Improvement Authority
                (Hudson County Lease Project)
                Insured by FGIC                                                 10/01/24    3.47       7,995,000              A1
       900,000  New Jersey EDA Peddie School RB                                 02/01/26    3.85         900,000              A1
     2,000,000  New Jersey EDA Peddie School RB                                 02/01/19    3.85       2,000,000              A1
     6,000,000  New Jersey EDA Dock Facility Refunding RB
                (Bayonne/IMTT-Bayonne Project) - Series 1993C
                LOC FNB Chicago                                                 12/01/27    4.25       6,000,000    VMIG-1

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,900,000   New Jersey EDA Dock Facility Refunding RB
                (Bayonne/IMTT-Bayonne Project) - Series 1993B
                LOC FNB Chicago                                                 12/01/27    4.25%   $  1,900,000    VMIG-1
    2,000,000   New Jersey EDA Dock Facility Refunding RB
                (Bayonne/IMTT-Bayonne Project)
                LOC Rabobank Nederland                                          12/01/27    4.20       2,000,000    VMIG-1
    1,780,000   New Jersey EDA Economic Growth Bonds - Series 1994A
                LOC National Westminster Bank PLC                               08/01/14    3.85       1,780,000              A1
    2,245,000   New Jersey EDA First Mortgage RB
                (Wencharter Garden at Ward Homestead Project) - Series 1996B
                LOC Banque Paribas                                              04/01/06    3.90       2,245,000    VMIG-1    A1
    1,000,000   New Jersey Health Care Facility Financing Authority
                (Atlantic City Medical Center)
                LOC PNC Bank, N.A.                                              07/01/28    3.85       1,000,000    VMIG-1
    2,940,000   New Jersey EDA IDRB (Kooltronic Incorporated Project) (b)
                LOC First Union National Bank                                   12/01/08    3.95       2,940,000
      100,000   New Jersey EDA Manufacturing Facility RB
                (Commerce Center Project)
                LOC PNC Bank, N.A.                                              08/01/17    3.85         100,000              A1
    1,010,000   New Jersey EDA Refunding RB (Ninette Group, L.P. Project) (b)
                LOC First Union National Bank                                   08/01/11    3.95       1,010,000
    1,000,000   New Jersey EDA Refunding RB (Union County Genlyte Project)
                LOC Bank of America                                             10/15/09    3.90       1,000,000      P1
    1,000,000   New Jersey EDA RB Sewage Facility (b)
                LOC PNC Bank, N.A.                                              07/01/01    4.05       1,000,000
    4,900,000   New Jersey EDA (Stothaven Project) - Series A
                LOC Citibank                                                    01/15/18    4.25       4,900,000      P1      A1+
    2,500,000   New Jersey EDA Thermal Energy Facility RB
                LOC FNB Chicago                                                 12/01/09    3.95       2,500,000    VMIG-1
    6,200,000   New Jersey EDA (United Water Project) - Series 1996A
                Insured by AMBAC Indemnity Corp.                                11/01/26    4.05       6,200,000    VMIG-1    A1+
    2,085,000   New Jersey State EDA (Block Drug Corporation) - Series A (b)
                LOC Suntrust Bank                                               06/01/99    4.05       2,085,000
    1,650,000   New Jersey State EDA (Block Drug Corporation) - Series B (b)
                LOC Suntrust Bank                                               06/01/99    4.05       1,650,000
    3,250,000   New Jersey State EDA (Campus 130 Association) (b)
                LOC The Bank of New York                                        12/01/11    4.15       3,250,000

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF INVESTMENTS (CONTINUED)
APRIL 30, 1999
(UNAUDITED)
================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------   -------
Other Variable Rate Demand Instruments (c) (Continued)
------------------------------------------------------------------------------------------------------------------------------------
 $  8,600,000   New Jersey State EDA El Dorado Terminal
                (Dow Chemical Company) - Series - A                             05/01/01    4.05%   $  8,600,000      P1
      400,000   New Jersey State EDA El Dorado Terminal
                (Dow Chemical Company) - Series - B                             05/01/03    4.05         400,000      P1
    1,791,500   New Jersey State EDA (Hartz & Rex Associates) (b)
                LOC Citibank                                                    01/01/12    4.12       1,791,500
    1,000,000   New Jersey State Industrial Pollution Control Authority
                (Minnesota Mining Co.)                                          08/01/22    3.45       1,000,000              A1+
    8,500,000   New Jersey State Transportation Trust
                Insured by FSA                                                  06/15/16    4.01       8,500,000              A1+
      300,000   Port Authority of New York & New Jersey
                Versatile Structured Obligation RB - Series 6                   12/01/17    4.30         300,000    VMIG-1    A1+
    1,100,000   Port Authority of New York & New Jersey
                Versatile Structured Obligation RB                              04/01/24    4.30       1,100,000    VMIG-1    A1+
    1,000,000   Port Authority of New York & New Jersey
                Versatile Structured Obligation RB - Series 3                   06/01/20    4.20       1,000,000    VMIG-1    A1+
    4,700,000   Port Authority of New York & New Jersey
                Versatile Structured Obligation RB                              08/01/24    4.20       4,700,000    VMIG-1    A1+
    3,200,000   Union County, NJ Floating Rate Trust - Series 1998
                Insured by AMBAC Indemnity Corp.                                06/01/20    4.15       3,200,000    VMIG-1
    4,700,000   Union County, NJ PCFA
                (Exxon Corporation Project) - Series 1994                       07/01/33    4.10       4,700,000      P1      A1+
 ------------                                                                                       ------------
   99,831,500   Total Other Variable Rate Demand Instruments                                          99,831,500
 ------------                                                                                       ------------
Put Bond (d) (2.58%)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,600,000   New Jersey EDA Solid Waste Disposal
                (Newark Recycling & Composition)
                LOC Societe General                                             06/15/99    3.00%   $  1,600,000              A1+
    2,500,000   Puerto Rico Industrial Medical & Environmental PCFA RB
                (Reynolds Metals Corporation)
                LOC ABN AMRO Bank N.V.                                          09/01/99    3.60       2,500,000     VMIG-1   A1+
 ------------                                                                                       ------------
    4,100,000   Total Put Bond                                                                         4,100,000
 ------------                                                                                       ------------
Revenue Bond (0.86%)
------------------------------------------------------------------------------------------------------------------------------------
 $  1,350,000   New Jersey EDA RB (Performing Arts Center) (b)
                Insured by AMBAC Indemnity Corp.                                06/15/99    3.56%   $  1,356,758
 ------------                                                                                       ------------
    1,350,000   Total Revenue Bond                                                                     1,356,758
 ------------                                                                                       ------------

--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------




================================================================================

                                                                                                                       Ratings (a)
                                                                                                                   -----------------
    Face                                                                        Maturity                 Value              Standard
   Amount                                                                         Date      Yield      (Note 1)    Moody's  & Poor's
   ------                                                                         ----      -----       ------     -------   -------
Tax Exempt Commercial Paper (4.99%)
------------------------------------------------------------------------------------------------------------------------------------
 $  4,000,000   New Jersey EDA Exempt Facilities RB (Logan - 1992 Project)
                LOC Union Bank of Switzerland                                   05/04/99    2.75%   $  4,000,000    VMIG-1    A1+
    2,000,000   Puerto Rico Government Development Bank                         05/04/99    2.80       2,000,000              A1+
    1,926,000   Puerto Rico Government Development Bank                         05/14/99    3.05       1,926,000              A1+
 ------------                                                                                       ------------
    7,926,000   Total Tax Exempt Commercial Paper                                                      7,926,000
 ------------                                                                                       ------------
                Total Investments (99.73%) (Cost $158,263,763+)                                      158,263,763
                Cash and Other Assets in Excess of Liabilities (0.27%)                                   424,548
                                                                                                    ------------
                Net Assets (100.00%)                                                                $158,688,311
                                                                                                    ============
                Net Asset Value, offering and redemption price per share:
                Class A Shares, 156,506,314 shares outstanding (Note 3)                             $       1.00
                                                                                                    ============
                Class B Shares,   2,198,038 shares outstanding (Note 3)                             $       1.00
                                                                                                    ============

                +   Aggregate cost for federal income tax purposes is identical.


FOOTNOTES:
(a) Unless the variable rate demand instruments are assigned their own ratings, the ratings are those of the holding company of the bank whose letter of credit guarantees the issue or the insurance company who insures the issue. All letters of credit and insurance are irrevocable and direct pay covering both principal and interest. Certain issuers have either a line of credit, a liquidity facility, a standby purchase agreement or some other financing mechanism to ensure the remarketing of the securities. This is not a guarantee and does not serve to insure or collateralize the issue.

(b) Securities that are not rated which the Fund's Board of Directors has determined to be of comparable quality to the rated securities in which the Fund invests.

(c) Securities are payable on demand at par including accrued interest (usually with seven days notice) and where applicable are unconditionally secured as to principal and interest by a bank letter of credit. The interest rates are adjustable and are based on bank prime rates or other interest rate adjustment indices. The rate shown is the rate in effect at the date of this statement.

(d)  The maturity date indicated is the next put date.

KEY:

     BAN      =   Bond Anticipation Note                          IDRB     =    Industrial Development Revenue Bond

     EDA      =   Economic Development Authority                  LOC      =    Letter of Credit

     FGIC     =   Financial Guaranty Insurance Company            PCFA     =    Pollution Control Finance Authority

     FSA      =   Financial Security Assurance Company            RB       =    Revenue Bond

--------------------------------------------------------------------------------
                         See Notes to Financial Statements

--------------------------------------------------------------------------------
NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1999
(UNAUDITED)
================================================================================




 INVESTMENT INCOME

 Income:

    Interest................................................................................  $   2,632,125
                                                                                              -------------

 Expenses: (Note 2)

    Investment management fee...............................................................        255,284

    Administration fee......................................................................        178,699

    Shareholder servicing fee (Class A).....................................................        167,780

    Custodian fee...........................................................................          4,567

    Shareholder servicing and related shareholder expenses..................................         48,886

    Legal, compliance and filing fees.......................................................         30,778

    Audit and accounting....................................................................         27,779

    Directors' fees.........................................................................          3,029

    Other...................................................................................          5,170
                                                                                              -------------

      Total expenses........................................................................        721,972

      Expenses paid indirectly..............................................................  (         961)
                                                                                              -------------

      Net expenses..........................................................................        721,011
                                                                                              -------------

 Net investment income......................................................................      1,911,114



 REALIZED GAIN (LOSS) ON INVESTMENTS

 Net realized gain (loss) on investments....................................................        -0-
                                                                                              -------------

 Increase in net assets from operations.....................................................  $   1,911,114
                                                                                              =============







--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
STATEMENTS OF CHANGES IN NET ASSETS

================================================================================


                                                                          Six Months
                                                                             Ended                    Year
                                                                        April 30, 1999                Ended
                                                                          (Unaudited)            October 31,1998
                                                                          -----------            ---------------



 INCREASE (DECREASE) IN NET ASSETS

 Operations:
    Net investment income.........................................   $     1,911,114         $     6,284,747
    Net realized gain (loss) on investments.......................           -0-                     -0-
                                                                     ---------------         ---------------
    Increase in net assets from operations........................         1,911,114               6,284,747
 Dividends to shareholders from net investment income:
        Class A...................................................   (     1,881,635)*       (     6,234,603)*
        Class B...................................................   (        29,479)*       (        50,144)*
 Capital share transactions (Note 3):
        Class A...................................................   (     9,743,820)        (    51,294,518)
        Class B...................................................   (        80,141)              1,962,624
                                                                     ---------------         ---------------
        Total increase (decrease).................................   (     9,823,961)        (    49,331,894)
 Net assets:
    Beginning of period...........................................       168,512,272             217,844,166
                                                                     ---------------         ---------------
    End of period.................................................   $   158,688,311         $   168,512,272
                                                                     ===============         ===============

 *  Designated as exempt-interest dividends for federal income tax purposes.










--------------------------------------------------------------------------------
                       See Notes to Financial Statements.

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS
(UNAUDITED)
================================================================================

1. Summary of Accounting Policies.
New Jersey Daily Municipal Income Fund, Inc. is a no-load, non-diversified, open-end management investment company registered under the Investment Company Act of 1940. The Fund is a short term, tax exempt money market fund. The Fund has two classes of stock authorized, Class A and Class B. The Class A shares are subject to a service fee pursuant to the Distribution and Service Plan. The Class B shares are not subject to a service fee. Additionally, the Fund may allocate among its classes certain expenses, to the extent allowable to specific classes, including transfer agent fees, government registration fees, certain printing and postage costs, and administrative and legal expenses. Class specific expenses of the Fund were limited to distribution fees and transfer agent expenses. In all other respects the Class A and Class B shares represent the same interest in the income and assets of the Fund. Distribution for Class B shares commenced on February 9, 1996 and all Fund shares outstanding before February 9, 1996 were designated as Class A shares. The Funds financial statements are prepared in accordance with generally accepted accounting principles for investment companies as follows:

     a) Valuation of Securities -
     Investments are valued at amortized cost. Under this valuation method, a portfolio instrument is valued at cost and any discount or premium is amortized on a constant basis to the maturity of the instrument. The maturity of variable rate demand instruments is deemed to be the longer of the period required before the Fund is entitled to receive payment of the principal amount or the period remaining until the next interest rate adjustment.

     b) Federal Income Taxes -
     It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its tax exempt and taxable income to its shareholders. Therefore, no provision for federal income tax is required.

     c) Dividends and Distributions -
     Dividends from investment income (excluding capital gains and losses, if any, and amortization of market discount) are declared daily and paid monthly. Distributions of net capital gains, if any, realized on sales of investments are made after the close of the Fund's fiscal year, as declared by the Fund's Board of Directors.

     d) Use of Estimates -
     The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that effect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

     e) General -
     Securities transactions are recorded on a trade date basis. Interest income
     is  accrued  as  earned.   Realized   gains  and  losses  from   securities
     transactions are recorded on the identified cost basis.

2. Investment Management Fees and Other Transactions with Affiliates.
Under the Investment Management Contract, the Fund pays an investment management fee to Reich & Tang Asset Management L.P. (Manager), at the annual rate of .30% of the Fund's average daily net assets.

Pursuant to an Administrative Services Agreement, the Fund pays to the Manager an annual fee of .21% of the Fund's average daily net assets.


--------------------------------------------------------------------------------

--------------------------------------------------------------------------------




================================================================================
2.  Investment   Management  Fees  and  Other   Transactions   with  Affiliates.
(Continued)
Pursuant to a Distribution Plan adopted under Securities and Exchange Commission Rule 12b-1, the Fund and Reich & Tang Distributors, Inc. (the Distributor) have entered into a Distribution Agreement and a Shareholder Servicing Agreement, only with respect to Class A shares of the Fund. For its services under the Shareholder Servicing Agreement, the Distributor receives from the Fund with respect only to the Class A shares, a fee equal to .20% of the Fund's average daily net assets. There were no additional expenses borne by the Fund pursuant to the Distribution Plan.

Fees are paid to Directors who are unaffiliated with the Manager on the basis of $1,000 per annum plus $250 per meeting attended.

Included in the Statement of Operations under the caption Shareholder servicing and related shareholder expenses are fees of $42,702 paid to Reich & Tang Services L.P., an affiliate of the Manager as servicing agent for the Fund.

Included in the Statement of Operations under the captions "Custody expenses" and "Shareholder servicing and related shareholder expenses" are expense offsets of $961.

3. Capital Stock.
At April 30, 1999, 20,000,000,000 shares of $.001 par value stock were authorized and capital paid in amounted to $158,704,352. Transactions in capital stock, all at $1.00 per share, were as follows:

                                                  Six Months                            Year
Class A                                              Ended                              Ended
-------                                         April 30, 1999                    October 31, 1998
                                                --------------                    ----------------
 Sold...................................            172,754,439                        533,736,089
 Issued on reinvestment of dividends....              1,858,873                          6,214,721
 Redeemed...............................         (  184,357,132)                     ( 591,245,328)
                                                 --------------                      -------------
 Net increase (decrease)................         (    9,743,820)                     (  51,294,518)
                                                 ==============                      =============
                                                  Six Months                            Year
Class B                                              Ended                              Ended
-------                                         April 30, 1999                    October 31, 1998
                                                --------------                    ----------------
 Sold...................................              2,168,034                          6,061,246
 Issued on reinvestment of dividends....                 29,217                             50,891
 Redeemed...............................         (    2,277,392)                     (   4,149,513)
                                                 --------------                      -------------
 Net increase (decrease)................         (       80,141)                         1,962,624
                                                 ==============                      =============

4. Sales of Securities.
Accumulated undistributed net realized losses at April 30, 1999 amounted to $16,041. This amount represents tax basis capital losses which may be carried forward to offset future capital gains. Such losses expire October 31, 1999 through October 31, 2004.

5. Concentration of Credit Risk.
The Fund invests primarily in obligations of political subdivisions of the State of New Jersey and, is subject to the credit risk associated with the non-performance of such issuers. Approximately 32% of these investments are further secured, as to principal and interest, by letters of credit issued by financial institutions. The Fund maintains a policy of monitoring its exposure by reviewing the credit worthiness of the issuers, as well as that of the financial institutions issuing the letters of credit, and by limiting the amount of holdings with letters of credit from one financial institution.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

NEW JERSEY DAILY MUNICIPAL INCOME FUND, INC.
NOTES TO FINANCIAL STATEMENTS (continued)
(UNAUDITED)
================================================================================

6. Financial Highlights.
                                                                                         Year Ended
                                                  Six Months                            October 31,
Class A                                              Ended       ----------------------------------------------------------------
-------                                         April 30, 1999     1998         1997          1996           1995          1994
                                                --------------   --------     --------      --------       --------      --------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...........  $  1.00        $  1.00      $  1.00       $  1.00        $  1.00       $  1.00
                                                  --------       --------     --------      --------       --------      --------
 Income from investment operations:
   Net investment income........................     0.011          0.026        0.027         0.027          0.030         0.020
 Less distributions:
   Dividends from net investment income.........  (  0.011)      (  0.026)    (  0.027)     (  0.027)      (  0.030)     (  0.020)
                                                  --------       --------     --------      --------       --------      --------
 Net asset value, end of period.................  $  1.00        $  1.00      $  1.00       $  1.00        $  1.00       $  1.00
                                                  ========       ========     ========      ========       ========      ========
 Total Return...................................     2.27%*         2.65%        2.70%         2.69%          3.08%         2.03%
 Ratios/Supplemental Data
 Net assets, end of period (000)................  $ 156,490      $ 166,234    $ 217,529     $ 151,421      $ 130,128     $ 105,929
 Ratios to average net assets:
   Expenses.....................................     0.85%*+        0.84%+       0.86%+        0.78%+         0.72%         0.66%
   Net investment income........................     2.24%*         2.60%        2.66%         2.65%          3.02%         2.02%
   Management, administration & shareholder
      servicing fee waived .....................     0.00%          0.00%        0.00%         0.06%          0.18%         0.26%

                                                                                Year Ended
                                                        Six Months             October 31,                February 9, 1996
Class B                                                   Ended           ---------------------     (Commencement of offering) to
-------                                               April 30, 1999        1998         1997            October 31, 1996
                                                      --------------      --------     --------       ---------------------
 Per Share Operating Performance:
 (for a share outstanding throughout the period)
 Net asset value, beginning of period...........        $  1.00           $  1.00      $  1.00              $  1.00
                                                        --------          --------     --------             --------
 Income from investment operations:
    Net investment income.......................           0.012             0.028        0.029                0.020
 Less distributions:
    Dividends from net investment income........        (  0.012)         (  0.028)    (  0.029)            (  0.020)
                                                        --------          --------     --------             --------
 Net asset value, end of period.................        $  1.00           $  1.00      $  1.00              $  1.00
                                                        ========          ========     ========             ========
 Total Return...................................           2.47%*            2.86%        2.91%                2.77%*
 Ratios/Supplemental Data
 Net assets, end of period (000)................        $   2,198         $   2,278    $     315            $     366
 Ratios to average net assets:
    Expenses....................................           0.65%*+           0.63%+       0.65%+               0.61%*+
    Net investment income.......................           2.45%*            2.76%        2.88%                2.72%*

    *  Annualized
    +  Includes expense offsets.

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------------------------------------------------------
This report is submitted for the general  information
of  the   shareholders   of  the  Fund.   It  is  not
authorized for distribution to prospective  investors
in the Fund  unless  preceded  or  accompanied  by an
effective  prospectus,   which  includes  information
regarding   the  Fund's   objectives   and  policies,
experience  of  its  management,   marketability   of
shares, and other information.
------------------------------------------------------



  New Jersey Daily Municipal Income Fund, Inc.
     600 Fifth Avenue
     New York, New York 10020


  Manager
     Reich & Tang Asset Management L.P.
     600 Fifth Avenue
     New York, New York 10020


  Custodian
     Investors Fiduciary Trust Company
     801 Pennsylvania
     Kansas City, Missouri 64105-1716


  Transfer Agent & Dividend
     Disbursing Agent
     Reich & Tang Services, Inc.
     600 Fifth Avenue
     New York, New York 10020




















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                                                  NEW JERSEY
                                                  DAILY
                                                  MUNICIPAL
                                                  INCOME
                                                  FUND, INC.





                                                  Semi-Annual Report
                                                    April 30, 1999
                                                     (Unaudited)

































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